Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (95,859)	¥ (20,302)	¥ (6,797)
Cash flows from investing activities
(Increase)/decrease in investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	9,400	(62,934)	(142,060)
Investment in short-term investments	(43,908)	(107,878)
Proceeds from redemption of short-term investments	65,311
Net cash provided by/(used in) investing activities	30,803	(170,812)	(142,060)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs		88,560	46,632
Proceeds from issuance of convertible bonds, net of issuance costs	44,696		145,064
Proceeds from regular warrants exercised		25,313
Proceeds from issuance and exercise of pre-funded warrants		30,848
Net cash provided by financing activities	44,696	144,721	191,696
Effect of exchange rate changes on cash and cash equivalents	(7,709)	14,925	(4,319)
Net decrease in cash, cash equivalents and restricted cash	(28,069)	(31,468)	38,520
Cash, cash equivalents and restricted cash at the beginning of the year	29,762	61,230	22,710
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,693	¥ 29,762	¥ 61,230